IDR Core Property Index Fund Ltd
SCHEDULE OF INVESTMENTS
 As of March 31, 2022 (Unaudited)

	Original Acquisition Date	Shares/ Units	Percent of Net Assets	Cost	Fair Value
PRIVATE REAL ESTATE INVESTMENT FUNDS – 109.3%
UNITED STATES OF AMERICA (a)(b) – 109.3%
ASB Allegiance Real Estate Fund, LP	12/31/2021	713	5.4%	$1,222,500	$1,311,430
BGO Diversified U.S. Property Fund, LP	10/1/2021	546	6.5%	1,400,000	1,585,696
Blackrock US Core Property Fund, L.P.	1/1/2022	n/a	5.4%	1,222,500	1,302,129
CBRE U.S. Core Partners, LP	12/31/2021	142,458	11.3%	2,722,600	2,748,010
Clarion Lion Properties Fund, LP	4/1/2021	1,484	11.8%	2,312,559	2,865,337
Invesco Core Real Estate - U.S.A., L.P.	4/1/2021	12	11.3%	2,258,408	2,728,357
JP Morgan Strategic Property Fund FIV2 (U.S.), LP	10/1/2021	345,105	18.8%	4,000,000	4,559,203
Prime Property Fund, LLC	6/30/2021	156	14.9%	3,000,000	3,621,840
PRISA LP	4/1/2021	1,223	11.7%	2,228,200	2,821,810
RREEF America REIT II, Inc.	1/1/2022	5,502	3.6%	825,000	869,959
Smart Markets Fund, L.P.	9/1/2021	999	8.6%	1,764,900	2,072,035

TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS				22,956,667	26,485,806

TOTAL INVESTMENTS – 109.3%				22,956,667	26,485,806
Liabilities in excess of other assets – (9.3)%					(2,257,222)
NET ASSETS – 100%					$24,228,584

(a)	Restricted security. The total cost and fair value of these restricted investments as of March 31, 2022 was $22,956,667 and $26,485,806, respectively, which represents 109.3% of total net assets of the Fund.
(b)	Redemptions permitted quarterly and redemption notices for the private real estate investment funds is 90 days.